Related Party Transactions - Transactions with Other Related Parties (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jan. 31, 2023
Related Party Transaction [Line Items]
General and administrative expenses	$ (11.6)	$ (10.3)	$ (25.0)	$ (22.7)
Front End Limited Company | Borr Arabia Well Drilling LLC
Related Party Transaction [Line Items]
Ownership percentage	3.00%		3.00%
Drew Holdings Limited | Convertible Bonds
Related Party Transaction [Line Items]
Share lending arrangement, shares issued (in shares)					15,000,000
Related party revenue | Magni Partners Limited
Related Party Transaction [Line Items]
General and administrative expenses	$ 0.0	(0.1)	$ 0.0	(0.2)
Related party revenue | Drew Holdings Limited
Related Party Transaction [Line Items]
General and administrative expenses	0.0	(0.3)	0.0	(1.0)
Related party revenue | Front End Limited Company
Related Party Transaction [Line Items]
General and administrative expenses	$ (0.8)	$ (0.6)	$ (2.2)	$ (1.1)